Other financial assets - Maturity (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Other financial assets [Line Items]
Other financial assets.	$ 4,979,292	$ 8,147,815
2019
Disclosure of Other financial assets [Line Items]
Other financial assets.	1,624,018	5,321,098
2021
Disclosure of Other financial assets [Line Items]
Other financial assets.	983,571	1,847,241
Later than two years and not later than five years [member]
Disclosure of Other financial assets [Line Items]
Other financial assets.	1,791,549	823,425
Later than five years [member]
Disclosure of Other financial assets [Line Items]
Other financial assets.	$ 580,154	$ 156,051